Note 8 - Income Taxes (Detail) - Schedule of Income Tax Expense (Benefit) (USD $)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Current			$ 250,000	$ 90,000
Deferred				1,686,000	(978,000)
Total income tax expense (benefit)	(378,000)	1,776,000	(978,000)	1,776,000	(978,000)
Domestic Tax Authority [Member]
Deferred		(267,000)	1,324,000
Total income tax expense (benefit)		$ (267,000)	$ 1,574,000